UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23285

Name of Fund:  BlackRock Multi-Sector Opportunities Trust (MSO)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Opportunities Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 32.0%
Ajax Mortgage Loan Trust(a):
Series 2018-A, Class A, 3.85%, 04/25/58(b)	USD	1,782	$1,746,124
Series 2018-A, Class B, 0.00%, 04/25/58(b)		456	333,172
Series 2018-B, Class A, 3.75%, 02/26/57		1,623	1,597,169
Series 2018-B, Class B, 0.00%, 02/26/57(b)		689	300,825
ALLEGRO CLO VIII Ltd., Series 2018-2A, Class E, 8.14%, 07/15/31(a)(c)		1,500	1,474,990
AMSR Trust, Series 2016-SFR1(a)(d):
Class F, (1 mo. LIBOR + 3.90%), 6.06%, 11/17/33		2,500	2,507,140
Class G, (1 mo. LIBOR + 5.10%), 7.26%, 11/17/33		2,000	2,011,236
Anchorage Capital CLO Ltd.(a)(c):
Series 2013-1A, Class DR, 9.24%, 10/13/30		3,050	3,098,267
Series 2014-5RA, Class E, 7.84%, 01/15/30		1,000	1,007,096
Series 2015-6A, Class SUB2, 0.00%, 07/15/30		2,000	1,202,012
Series 2018-1RA, Class SUB, 0.00%, 04/13/31(b)		1,000	1,000,000
APIDOS CLO XV, Series 2013-15A, Class ERR, 8.05%, 04/20/31(a)(c)		1,000	990,996
Apidos CLO XXIX, Series 2018-29A, Class D, 7.64%, 07/25/30(a)(c)		2,000	1,931,355
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (3 mo. LIBOR US + 6.55%), 8.99%, 10/15/29(a)(d)		750	761,949
Ares XXXVII CLO Ltd., Series 2015-4A(a)(c):
Class DR, 8.59%, 10/15/30		2,200	2,226,009
Class SUB, 0.00%, 10/15/30		2,200	1,702,712
ASSURANT CLO III Ltd., Series 2018-2A, Class E, 8.31%, 10/20/31(a)(c)		1,000	986,740
Atrium XIII, Series 13A, Class E, 8.40%, 11/21/30(a)(c)		1,000	1,005,016
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		2,300	1,995,510
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.32%, 10/24/29(a)(c)		1,000	1,005,424
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR + 1.00%), 3.24%, 12/28/40(a)(d)		2,451	2,368,465
Bean Creek CLO Ltd., Series 2015-1A, Class ER, 8.10%, 04/20/31(a)(c)		1,500	1,441,212

Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXII Ltd., Series 2018-22A, Class E, 7.41%, 07/15/31(a)(c)	USD	2,000	$1,904,294
Canyon CLO Ltd., Series 2018-1A, Class E, 7.79%, 07/15/31(a)(c)		1,250	1,201,647
Carlyle Global Market Strategies CLO Ltd.(a):
Series 2014-2RA, Class D, 7.66%, 05/15/31(c)		1,000	971,737
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.30%), 7.65%, 04/20/27(d)		1,000	1,004,990
Series 2016-2A, Class D2R, 7.61%, 07/15/27(c)		1,000	1,001,538
Carlyle US CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 6.15%), 8.50%, 07/20/31(a)(d)		1,000	997,199
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, 7.59%, 04/20/31(a)(c)		2,000	1,906,889
Cent CLO Ltd., Series C17A, Class DR, 8.35%, 04/30/31(a)(c)		1,000	990,981
CSMC Mortgage-Backed Trust, Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		2,466	1,927,448
Deer Creek CLO Ltd., Series 2017-1A, Class E, 8.70%, 10/20/30(a)(c)		1,000	1,010,353
Dewolf Park CLO Ltd., Series 2017-1A, Class E, 8.64%, 10/15/30(a)(c)		1,500	1,518,435
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.20%), 8.64%, 04/15/28(a)(d)		610	615,755
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class E, 7.05%, 11/28/30(a)(c)		1,500	1,432,593
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, 1.00%, 10/29/29(a)(c)(e)		500	497,500
GSAMP Trust, Series 2004-HE1, Class M1, (1 mo. LIBOR US + 0.83%), 3.04%, 05/25/34(d)		1,935	1,888,092
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.23%), 2.40%, 05/19/47(d)		2,271	1,842,881
Highbridge Loan Management Ltd., Series 12A-18, Class D, 7.52%, 07/18/31(a)(c)		1,120	1,090,004
HPS Loan Management Ltd., Series 11A-17, Class E, (3 mo. LIBOR US + 6.10%), 8.44%, 05/06/30(a)(d)		600	604,916
Invitation Homes Trust, Series 2018-SFR1, Class F, 4.66%, 03/17/37(a)(c)		2,000	2,012,429

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M2, (1 mo. LIBOR US + 0.36%), 2.58%, 02/25/36(d)	USD	2,787	$2,408,555
KKR CLO Ltd.(a)(c):
Series 12, Class ER2, 8.58%, 10/15/30(b)(e)		1,000	1,000,000
Series 22A, Class E, 8.37%, 07/20/31		2,000	1,966,453
LCM XVIII LP, Series 18A, Class ER, 8.30%, 04/20/31(a)(c)		1,000	987,244
LCM XXI LP, Series 21A, Class ER, 8.10%, 04/20/28(a)(c)		1,500	1,510,741
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.00%, 02/25/58(a)(c)		960	953,156
Long Beach Mortgage Loan Trust(d):
Series 2006-6, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.37%, 07/25/36		3,743	1,911,990
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.38%, 08/25/36		5,852	3,013,653
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 2.46%, 08/25/36		6,437	3,344,276
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.38%, 10/25/36		6,325	2,748,586
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, 8.09%, 04/19/30(a)(c)		2,000	2,014,242
Madison Park Funding XXIII Ltd., Series 2017-23A, Class E, 8.59%, 07/27/30(a)(c)		500	509,413
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (3 mo. LIBOR US + 6.10%), 8.44%, 04/25/29(a)(d)		500	504,665
Madison Park Funding XXVIV Ltd., Series 2007-4A, Class ER, 8.84%, 07/29/30(a)(c)		500	507,821
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, 7.39%, 04/15/29(a)(c)		1,250	1,226,591
MCM Trust, Series 2018(b):
Class NPL 1, 2.22%, 06/01/57		5,460	1,365,000
Class NPL 4, 2.22%, 06/01/57		2,284	2,284,388
MP CLO VIII Ltd., Series 2015-2A, Class ER, 7.79%, 10/28/27(a)(c)		1,000	999,858
Nationstar HECM Loan Trust(a)(c):
Series 2018-1A, Class M4, 4.70%, 02/25/28		1,607	1,606,500

Security		Par (000)	Value
Asset-Backed Securities (continued)
Nationstar HECM Loan Trust(a)(c) (continued):
Series 2018-1A, Class M5, 6.00%, 02/25/28	USD	3,831	$3,716,070
Series 2018-2A, Class M5, 6.00%, 07/25/28		2,000	1,940,000
New Century Home Equity Loan Trust, Series 2001-NC2, Class M2, (1 mo. LIBOR US + 1.88%), 4.04%, 09/20/31(d)		2,050	2,055,914
OCP CLO Ltd., Series 2016-12A, Class D, (3 mo. LIBOR US + 6.10%), 8.43%, 10/18/28(a)(d)		1,000	999,945
Octagon Investment Partners 34 Ltd., Series 2017-1A(a)(c):
Class E1, 7.85%, 01/20/30		469	461,702
Class E2, 7.85%, 01/20/30		544	535,820
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 7.80%, 01/22/30(a)(c)		1,000	980,639
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class ER, 8.19%, 07/15/27(a)(c)		3,250	3,272,547
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(f)		2,275	2,139,827
OZLM XIV Ltd., Series 2015-14A, Class DR, 8.24%, 01/15/29(a)(c)		2,000	2,002,517
OZLM XVIII Ltd., Series 2018-18A, Class SUB, 0.00%, 04/15/31(a)(c)		950	969,737
OZLM XX Ltd., Series 2018-20A, Class D, 7.96%, 04/20/31(a)(c)		2,000	2,000,978
Palmer Square CLO Ltd., Series 2018-2A, Class D, 7.86%, 07/16/31(a)(c)		1,500	1,476,173
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, 8.16%, 08/23/31(a)(c)		2,000	1,933,808
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M3, (1 mo. LIBOR US + 1.88%), 4.09%, 09/25/34(d)		2,950	2,951,185
Progress Residential Trust, Series 2018-SFR2, Class F, 4.95%, 08/17/35(a)		2,000	1,982,098
Regatta XI Funding Ltd., Series 2018-1A, Class SUB, 0.00%, 07/17/31(a)(c)		1,500	1,265,809
Rockford Tower CLO Ltd.(a):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.84%, 04/15/29(d)		2,000	2,005,150

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(a) (continued):
Series 2017-3A, Class E, 8.10%, 10/20/30(c)	USD	1,000	$962,119
Series 2018-1A, Class E, 8.11%, 05/20/31(c)		1,000	967,440
Seasoned Credit Risk Transfer Trust Series:
Series 2018-1, Class BX, 6.50%, 05/25/57(b)(c)		4,625	2,533,112
Series 2018-1, Class M, 4.75%, 05/25/57(c)		2,000	1,954,210
Series 2018-2, Class BX, 2.97%, 11/25/57		3,903	1,953,939
Silver Creek CLO Ltd., Series 2014-1A, Class E1R, (3 mo. LIBOR US + 5.62%), 7.97%, 07/20/30(a)(d)		1,000	991,370
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 9.00%, 01/23/29(a)(d)		2,000	2,023,247
TICP CLO VI Ltd., Series 2016-6A, Class E, (3 mo. LIBOR US + 6.55%), 8.99%, 01/15/29(a)(d)		1,500	1,509,756
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.95%, 07/15/29(a)(d)		1,000	1,011,944
TRESTLES CLO II Ltd., Series 2018-2A, Class D, 8.08%, 07/25/31(a)(c)		1,500	1,443,246
Tricon American Homes Trust, Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		3,000	2,957,953
York CLO Ltd., Series 2015-1A, Class ER, 8.00%, 01/22/31(a)(c)		500	477,526
York CLO-2 Ltd., Series 2015-1A(a)(c):
Class F, 9.60%, 01/22/31		250	229,736
Class SUB, 0.00%, 01/22/31		3,500	2,828,378

Total Asset-Backed Securities — 32.0% (Cost — $144,564,244)			142,510,127

Corporate Bonds — 38.2%

Aerospace & Defense — 0.6%
Arconic, Inc., 6.75%, 01/15/28(g)		1,209	1,249,804
TransDigm, Inc., 6.50%, 05/15/25(g)		1,330	1,354,937

			2,604,741

Airlines — 0.6%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.:
8.38%, 05/10/20(a)(g)		2,000	2,000,000

Security		Par (000)	Value
Airlines (continued)
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (continued):
8.38%, 05/10/20	USD	708	$708,000

			2,708,000

Auto Components — 0.3%
Meritor, Inc., 6.25%, 02/15/24(g)		1,330	1,354,938

Banks — 1.3%
Al Ahli Bank of Kuwait KSCP, 7.25%(c)(h)		400	399,920
Bank of China Hong Kong Ltd., 5.90%(c)(h)		290	290,380
The Bank of East Asia Ltd. (5 year CMT + 3.83%), 5.50%(h)(i)		400	396,052
Cooperatieve Rabobank UA, 4.63%(c)(h)	EUR	600	703,820
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(c)		800	945,095
Industrial & Commercial Bank of China Asia Ltd. (5 year CMT + 3.14%), 4.25%(h)(i)	USD	380	358,698
Inversiones Atlantida SA, 8.25%, 07/28/22(a)		263	270,758
KBC Group NV, 4.25%(c)(h)	EUR	1,000	1,071,329
Macquarie Bank Ltd. (5 year USD Swap + 3.70%), 6.13%(h)(i)	USD	310	282,875
Skandinaviska Enskilda Banken AB (5 year USD Swap + 3.85%), 5.75%(h)(i)		1,000	1,006,250

			5,725,177

Beverages — 0.4%
Central American Bottling Corp., 5.75%, 01/31/27(a)		2,000	1,982,500

Building Products — 0.0%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19(g)		220	186,450

Chemicals — 1.8%
Cydsa SAB de C.V., 6.25%, 10/04/27(a)(g)		2,000	1,905,000
Mexichem SAB de C.V., 5.88%, 09/17/44(a)(g)		1,000	959,550
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		1,407	1,354,589
Petkim Petrokimya Holding, 5.88%, 01/26/23(a)		2,000	1,840,000
Rock International Investment Co., 6.63%, 03/27/20		350	284,375
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(a)(g)		1,351	1,222,655

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Yingde Gases Investment Ltd. Co., 7.25%, 02/28/20	USD	300	$302,998

			7,869,167

Commercial Services & Supplies — 0.3%
United Rentals North America, Inc., 5.50%, 07/15/25(g)		1,336	1,362,720

Construction & Engineering — 1.6%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)		2,000	1,924,000
BlueLine Rental Finance Corp., 9.25%, 03/15/24(a)		1,281	1,346,651
PulteGroup, Inc., 7.88%, 06/15/32(g)		1,138	1,224,773
Weekley Homes LLC/Weekley Finance Corp.:
6.00%, 02/01/23		1,325	1,281,938
6.63%, 08/15/25(g)		1,381	1,315,402
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	2,000,000	124,967

			7,217,731

Consumer Finance — 0.4%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)	USD	2,000	1,992,500

Diversified Financial Services — 2.9%
ABM Investama Tbk PT, 7.13%, 08/01/22		500	469,280
Adib Capital Invest 2, Ltd., 7.13%(c)(h)		225	231,694
Barclays PLC, 7.75%(c)(h)		800	802,000
BNP Paribas SA, 7.00%(c)(h)		600	604,050
Credit Agricole SA (5 year USD Swap + 4.90%), 7.88%(h)(i)		800	842,064
Credit Suisse Group AG(h):
(5 year USD Swap + 5.11%), 7.13%(i)		800	820,000
7.25%(a)(c)		200	200,750
7.50%(a)(c)(g)		900	925,875
Deutsche Bank AG (5 year EUR Swap + 4.70%), 6.00%(h)(i)	EUR	800	894,698
Docuformas SAPI de C.V., 9.25%, 10/11/22(a)	USD	2,000	1,795,200
Gilex Holding Sarl, 8.50%, 05/02/23(a)		1,195	1,238,330
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		400	360,089
Quicken Loans, Inc., 5.75%, 05/01/25(a)(g)		1,344	1,342,320
Societe Generale SA (5 year USD Swap + 6.24%), 7.38%(h)(i)		1,400	1,443,750
Tarjeta Naranja SA (Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 54.88%, 04/11/22(a)(d)		2,000	675,000

Security		Par (000)	Value
Diversified Financial Services (continued)
Woori Bank(5 year CMT + 3.35%), 5.25%(h)(i)	USD	460	$450,935

			13,096,035

Diversified Telecommunication Services — 0.4%
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(j)		628	646,840
Telecom Italia Capital SA, 6.38%, 11/15/33(g)		1,239	1,214,220

			1,861,060

Electric Utilities — 0.8%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)		1,199	1,194,022
Inkia Energy Ltd., 5.88%, 11/09/27(a)		1,000	950,010
Talen Energy Supply LLC, 10.50%, 01/15/26(a)(g)		1,433	1,296,865

			3,440,897

Electronic Components — 0.1%
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		240	213,617

Energy Equipment & Services — 0.9%
Bristow Group, Inc., 8.75%, 03/01/23(a)(g)		1,350	1,319,625
GREENKO Investment Co., 4.88%, 08/16/23		730	657,004
Neerg Energy Ltd., 6.00%, 02/13/22		600	573,135
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(g)		1,259	1,324,940

			3,874,704

Food Products — 1.9%
Arcor SAIC, 6.00%, 07/06/23(a)(g)		2,000	1,997,500
Grupo Bimbo SAB de C.V., 5.95%(a)(c)(h)		1,592	1,595,980
MARB BondCo PLC, 6.88%, 01/19/25(a)		2,000	1,860,000
Minerva Luxembourg SA, 6.50%, 09/20/26(a)(g)		2,000	1,872,500

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc., 5.00%, 08/15/26(a)(g)	USD	1,430	$1,352,136

			8,678,116

Forest Products — 0.1%
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		290	267,178

Health Care Equipment & Supplies — 0.1%
Yestar Healthcare Holdings Co. Ltd., 6.90%, 09/15/21		400	350,047

Health Care Providers & Services — 0.6%
HCA, Inc., 4.50%, 02/15/27(g)		1,416	1,385,910
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(g)		1,563	1,371,532

			2,757,442

Hotels, Restaurants & Leisure — 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23(g)		1,307	1,350,706
Grupo Posadas SAB de C.V., 7.88%, 06/30/22(a)(g)		1,000	1,037,510
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)(g)		1,362	1,350,941
Sabre GLBL, Inc., 5.38%, 04/15/23(a)		1,343	1,351,300
Scientific Games International, Inc., 10.00%, 12/01/22(g)		1,247	1,320,261
Studio City Finance Ltd., 8.50%, 12/01/20		300	300,750

			6,711,468

Household Durables — 0.6%
K Hovnanian Enterprises, Inc., 10.50%, 07/15/24(a)		1,245	1,198,313
Lennar Corp., 4.88%, 12/15/23(g)		1,370	1,380,275

			2,578,588

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 06/01/26(a)(g)		1,406	1,302,308

Insurance — 0.6%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48(c)		800	780,000
Assicurazioni Generali SpA (3 mo. Euribor + 5.35%), 5.00%, 06/08/48(i)	EUR	900	1,065,786

Security		Par (000)	Value
Insurance (continued)
Credit Agricole Assurances SA (5 year EUR Swap + 5.35%), 4.75%, 09/27/48(i)	EUR	800	$1,017,860

			2,863,646

Internet Software & Services — 0.3%
VeriSign, Inc., 4.63%, 05/01/23(g)	USD	1,361	1,384,355

Leisure Time — 0.6%
Carlson Travel, Inc., 6.75%, 12/15/23(a)(g)		2,704	2,714,140

Media — 1.9%
Bertelsmann SE & Co. KGaA (5 year EUR Swap + 3.21%), 3.50%, 04/23/75(i)	EUR	800	909,725
Cablevision SA, 6.50%, 06/15/21(a)	USD	3,500	3,447,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)(g)		1,360	1,326,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(a)(g)		1,342	1,362,653
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)(g)		1,451	1,361,401

			8,407,279

Metals & Mining — 4.9%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		200	202,035
Commercial Metals Co., 5.38%, 07/15/27(g)		1,374	1,291,560
Eterna Capital Pte, Ltd., Series B, 8.00%, 12/11/22		600	576,022
Kaiser Aluminum Corp., 5.88%, 05/15/24		1,315	1,344,193
Largo Resources Ltd., 9.25%, 06/01/21(a)		13,471	14,077,195
Press Metal Labuan Ltd., 4.80%, 10/30/22		200	189,812
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	189,295
Steel Dynamics, Inc., 5.00%, 12/15/26(g)		1,349	1,342,255
Vedanta Resources PLC, 7.13%, 05/31/23		270	263,250
VM Holdings SA, 5.38%, 05/04/27(a)(g)		2,000	1,943,000
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		210	204,264

			21,622,881

Oil, Gas & Consumable Fuels — 5.5%
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		110	113,300

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC, 5.38%, 01/15/26(a)(g)	USD	1,711	$1,698,167
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(g)		1,365	1,370,119
Cheniere Energy, Inc., 4.88%, 05/28/21(a)(j)(k)		1,527	1,624,459
Chesapeake Energy Corp.(g):
8.00%, 12/15/22(a)		643	671,935
7.00%, 10/01/24		1,400	1,400,000
Frontera Energy Corp., 9.70%, 06/25/23(a)		1,000	1,048,750
Geopark Ltd., 6.50%, 09/21/24(a)		2,000	2,010,000
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)		1,500	1,468,950
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,279	1,234,235
Hilong Holding Ltd., 7.25%, 06/22/20		200	198,400
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)(g)		1,359	1,352,205
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		650	671,210
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		1,116	1,367,100
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)		175	180,688
Petrobras Global Finance BV, 6.00%, 01/27/28(g)		2,000	1,845,000
Petroleos Mexicanos, 6.50%, 03/13/27(g)		1,000	1,021,500
Puma International Financing SA, 5.13%, 10/06/24(a)		1,000	871,212
Rio Oil Finance Trust Series 2014-1, 9.25%, 07/06/24(a)		666	707,184
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28(a)(g)		2,769	2,658,240
YPF SA(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 47.83%, 07/07/20(d)		2,000	738,863
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	383,091

			24,634,608

Pharmaceuticals — 0.8%
CVS Health Corp., 4.30%, 03/25/28(g)		2,000	1,984,317

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(a)(g)	USD	1,439	$1,433,604

			3,417,921

Plastics — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		200	178,092

Real Estate — 1.7%
Central China Real Estate Ltd., 6.88%, 10/23/20		300	296,101
China Aoyuan Property Group Ltd., 7.50%, 05/10/21		400	393,001
China SCE Property Holdings Ltd., 7.45%, 04/17/21		500	491,248
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		200	198,300
6.88%, 04/23/21		200	196,000
5.50%, 01/23/22		400	364,238
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		300	301,634
7.13%, 01/27/22		280	282,260
8.00%, 01/27/24		200	200,500
Easy Tactic Ltd., 8.88%, 09/27/21		200	201,754
Excel Capital Global Ltd., 7.00%(c)(h)		500	497,097
Fantasia Holdings Group Co. Ltd., 8.38%, 03/08/21		200	167,504
Global Prime Capital Pte Ltd., 7.25%, 04/26/21		200	199,493
Greenland Global Investment Ltd., 7.22%, 09/26/21(c)		300	297,002
Guorui Properties, Ltd., 7.00%, 03/21/20		200	170,000
Jababeka International BV, 6.50%, 10/05/23		200	165,564
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	204,501
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	189,006
New Metro Global Ltd., 6.50%, 04/23/21		500	488,127
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		300	285,008
6.95%, 04/17/21		300	281,278
Redco Group, 6.38%, 02/27/19		200	197,650
Ronshine China Holdings Ltd., 6.95%, 12/08/19		300	298,500
Times China Holdings Ltd., 6.25%, 01/17/21		300	286,355
Xinyuan Real Estate Co. Ltd., 8.13%, 08/30/19		200	187,700
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21		400	398,995

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate (continued)
Zhenro Properties Group Ltd., 12.50%, 01/02/21(e)	USD	200	$196,603

			7,435,419

Real Estate Management & Development — 0.6%
Agile Group Holdings Ltd., 8.50%, 07/18/21		400	409,307
China Evergrande Group:
6.25%, 06/28/21		300	290,415
7.50%, 06/28/23		200	183,558
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		400	317,011
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		240	234,240
6.50%, 09/12/20		200	197,500
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		260	212,581
Modernland Overseas Pte Ltd., 6.95%, 04/13/24		235	204,109
Sunac China Holdings Ltd.:
8.63%, 07/27/20		200	201,488
6.88%, 08/08/20		220	214,294

			2,464,503

Road & Rail — 0.6%
Herc Rentals, Inc., 7.50%, 06/01/22(a)		1,313	1,388,498
United Rentals North America, Inc., 4.88%, 01/15/28(g)		1,396	1,308,750

			2,697,248

Specialty Retail — 0.1%
Baoxin Auto Finance I Ltd., 5.63%(c)(h)		420	374,751

Textiles, Apparel & Luxury Goods — 0.1%
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19		300	276,450
6.95%, 07/05/22		470	370,125

			646,575

Transportation Infrastructure — 0.5%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)(g)		2,000	2,043,300

Utilities — 0.8%
Huachen Energy Co. Ltd., 6.63%, 05/18/20		300	218,100
Stoneway Capital Corp., 10.00%, 03/01/27(a)(g)		3,373	3,267,264

			3,485,364
Wireless Telecommunication Services — 1.7%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		2,000	2,045,000
Equinix, Inc., 5.38%, 04/01/23(g)		1,331	1,362,611

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Frontier Communications Corp., 8.50%, 04/01/26(a)(g)	USD	1,458	$1,377,810
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)		167	166,165
Sprint Corp., 7.88%, 09/15/23(g)		1,343	1,448,762
T-Mobile USA, Inc., 6.50%, 01/15/26(g)		1,286	1,347,342

			7,747,690

Total Corporate Bonds — 38.2% (Cost — $174,720,581)			170,253,156

Floating Rate Loan Interests(d) — 18.2%

Aerospace & Defense — 0.3%
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.74%, 06/09/23		1,362	1,366,490

Air Freight & Logistics — 0.4%
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 02/24/25		1,940	1,948,874

Banks — 1.0%
Caliber Home Loans, Inc., 2018 Revolver, (3 mo. LIBOR + 3.25%), 5.20%, 04/24/21		2,496	2,496,000
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (3 mo. LIBOR + 3.37%), 5.69%, 08/08/20		1,908	1,908,000

			4,404,000

Building Products — 0.7%
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.39%, 12/14/24		1,091	1,093,375
Ply Gem Industries, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.09%, 04/12/25		2,015	2,032,581

			3,125,956

Capital Markets — 4.3%
A10 Capital, LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 8.66%, 03/31/23(b)		19,400	19,244,800

Construction & Engineering — 0.5%
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.44%, 05/23/25		315	312,571

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering (continued)
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.22%, 11/21/24	USD	1,793	$1,795,671

			2,108,242

Diversified Financial Services — 2.1%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR + 2.00%), 4.11%, 10/04/19(b)		4,536	4,535,703
LSTAR Securities Financing Vehicle:LPN, 2018 Term Loan, (1 mo. LIBOR + 2.00%), 4.11%, 04/01/21(b)		4,662	4,645,287

			9,180,990

Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.43%, 02/22/24		1,803	1,808,158

Electric Utilities — 0.4%
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.49%, 12/14/23		1,795	1,798,181

Electrical Equipment — 0.4%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.99%, 04/01/24		1,930	1,941,262

Electronic Equipment, Instruments & Components — 0.4%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.75%, 02/28/25		1,788	1,772,801

Equity Real Estate Investment Trusts (REITs) — 0.8%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.24%, 03/21/25		1,792	1,793,827

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.21%, 12/20/24	USD	1,805	$1,806,911

			3,600,738

Gas Utilities — 0.2%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.84%, 07/31/25		755	755,944

Hotels, Restaurants & Leisure — 1.6%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.99%, 12/22/24		1,788	1,797,121
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 3.97%, 10/25/23		1,194	1,199,224
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 5.03%, 08/14/24		1,930	1,926,833
Stars Group Holdings B.V., 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25		2,394	2,415,067

			7,338,245

IT Services — 0.3%
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.21%, 04/26/24		1,377	1,377,972

Software — 3.4%
PowerSchool, 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.85%, 08/01/26(b)		15,000	15,000,000

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.38%, 01/02/25		1,367	1,362,950
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.40%, 08/13/25(b)		750	753,750
HD Supply, Inc., Term Loan B4, (1 mo. LIBOR + 2.50%), 4.74%, 10/17/23		1,791	1,805,399

			3,922,099

Water Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 8.34%, 08/07/23(b)		500	490,000

Total Floating Rate Loan Interests — 18.2% (Cost — $81,103,881)			81,184,752

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Agency Obligations — 8.3%
Colombia Government International Bond:
4.50%, 01/28/26(g)	USD	1,742	$1,775,098
3.88%, 04/25/27		1,030	999,100
Egypt Government International Bond:
5.58%, 02/21/23(a)(g)		2,659	2,578,485
5.58%, 02/21/23		1,795	1,740,647
7.50%, 01/31/27		640	651,241
7.50%, 01/31/27(a)		1,249	1,270,937
8.50%, 01/31/47		1,394	1,397,008
Egypt Treasury Bills(m)(n):
16.60%, 03/05/19	EGP	24,300	1,252,717
16.60%, 04/16/19		44,850	2,263,216
Indonesia Government International Bond:
4.75%, 01/08/26(g)	USD	325	329,451
3.50%, 01/11/28(g)		2,949	2,741,169
4.10%, 04/24/28		735	713,672
Indonesia Treasury Bond:
7.00%, 05/15/22	IDR	53,252,000	3,489,878
6.13%, 05/15/28		16,348,000	951,160
Mexico Government International Bond, 3.75%, 01/11/28(g)	USD	1,830	1,743,075
Qatar Government International Bond, 5.10%, 04/23/48(a)(g)		1,030	1,071,200
Republic of South Africa Government Bond, 6.25%, 03/31/36	ZAR	41,680	2,099,352
Republic of South Africa Government International Bond:
5.88%, 05/30/22(g)	USD	910	945,818
4.88%, 04/14/26(g)		3,969	3,783,283
4.30%, 10/12/28		1,190	1,067,097
Russian Federal Bond — OFZ, 7.05%, 01/19/28	RUB	57,851	808,892
Russian Foreign Bond — Eurobond, 4.75%, 05/27/26	USD	800	798,859
Saudi Government International Bond(a)(g):
3.25%, 10/26/26		450	422,775
4.50%, 04/17/30		1,920	1,928,640

Total Foreign Agency Obligations — 8.3% (Cost — $38,776,789)			36,822,770

		Shares
Investment Companies — 1.3%

United States — 1.3%
SPDR Barclays High Yield Bond ETF		161,940	5,837,937

Total Investment Companies — 1.3% (Cost — $5,796,729)			5,837,937

Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities — 11.6%

Collateralized Mortgage Obligations — 0.4%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.77%, 12/26/37(a)(c)	USD	2,221	$2,051,155

Commercial Mortgage-Backed Securities — 11.2%
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.68%, 06/15/35(a)(c)		3,000	3,011,261
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)		1,645	1,651,445
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class E, 4.72%, 03/15/37(a)(c)		1,000	1,002,815
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 5.78%, 08/15/36(a)(c)		550	552,742
BENCHMARK Mortgage Trust, Series 2018-B2, Class D, 2.84%, 02/15/51(a)(c)		3,000	2,509,178
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51(a)		2,500	2,146,528
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 04/10/29(a)(c)		2,500	2,501,425
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class D, 4.95%, 05/10/49(a)(c)		3,000	2,838,789
GRACE Mortgage Trust, Series 2014, Class G, 3.59%, 06/10/28(a)(c)		2,025	1,960,985
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, (1 mo. LIBOR + 2.50%), 4.78%, 07/15/32(a)(d)		400	401,495
JP Morgan Chase Commercial Mortgage Securities Trust(a)(c):
Series 2013-C13, Class D, 4.12%, 01/15/46		500	484,197
Series 2015-JP1, Class E, 4.40%, 01/15/49		2,031	1,869,031
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(c)		2,500	2,428,451
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(c)		11,427	1,255,966
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		1,970	1,923,992

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class B, (1 mo. LIBOR + 1.00%), 3.22%, 09/25/30(a)(d)	USD	3,472	$3,390,936
LSTAR Commercial Mortgage Trust, Class C(a)(c):
Series 2016-4, 4.56%, 03/10/49		476	423,723
Series 2017-5, 4.87%, 03/10/50		1,376	1,257,723
Morgan Stanley Capital I Trust(a)(c):
Series 2018-MP, Class E, 4.42%, 07/11/40		2,000	1,818,259
Series 2018-SUN, Class F, 4.83%, 07/15/35		1,800	1,801,133
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		3,000	2,476,290
UBS Commercial Mortgage Trust, Series 2018-C13, Class D, 3.00%, 10/15/51(a)(c)(e)		66	52,642
Velocity Commercial Capital Loan Trust, Series 2018-1(a):
Class M5, 6.26%, 04/25/48		352	348,042
Class M6, 7.26%, 04/25/48		825	824,557
Wells Fargo Commercial Mortgage Trust, Class D:
Series 2015-C28, 4.27%, 05/15/48(c)		900	783,496
Series 2015-NXS1, 4.24%, 05/15/48(c)		2,875	2,692,238
Series 2015-NXS4, 3.75%, 12/15/48(c)		1,074	992,675
Series 2017-C41, 2.60%, 11/15/50(a)(c)		1,967	1,594,453
Series 2018-C44, 3.00%, 05/15/51(a)		3,000	2,422,310
Series 2018-C45, 3.00%, 06/15/51(a)		2,100	1,724,401
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.77%, 04/15/45(a)(c)		725	734,729

			49,875,907

Total Non-Agency Mortgage-Backed Securities — 11.6% (Cost — $51,243,482)			51,927,062

Security		Par (000)	Value
Preferred Securities
Capital Trusts — 3.6%
Aerospace — 0.3%
Telefonica Europe BV, 3.88%(c)(h)	USD	1,400	$1,526,122

Auto Components — 0.2%
Volkswagen International Finance NV, 3.88%(h)(i)		900	1,004,506

Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA, 6.13%(c)(h)		800	719,000
CaixaBank SA, 6.75%(h)(i)		800	1,002,364
Intesa Sanpaolo SpA, 7.75%(h)(i)		900	1,120,616
Swedbank Hypotek AB, 6.00%(h)(i)		1,000	1,011,720

			3,853,700
Construction Materials — 0.1%
Tewoo Group No. 5 Ltd., 5.80%(c)(h)		400	356,734

Diversified Financial Services — 1.0%
Banco Santander SA, 4.75%(c)(h)		800	833,014
Barclays PLC, 7.88%(h)(i)		900	930,375
HSBC Holdings PLC, 6.25%(c)(g)(h)		800	797,000
King Talent Management Ltd., 5.60%(c)(h)		220	200,760
UBS Group Funding Switzerland AG, 5.00%(c)(h)		900	794,250
UniCredit SpA, 6.63%(h)(i)		900	1,031,883

			4,587,282
Insurance — 0.7%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(i)		800	808,640
AXA SA, 3.25%, 05/28/49(c)		1,400	1,592,766
KDB Life Insurance Co. Ltd., 7.50%, 05/21/78(c)		500	482,800

			2,884,206
Oil, Gas & Consumable Fuels — 0.3%
PTTEP Treasury Center Co. Ltd., 4.60%(h)(i)		300	288,827
TOTAL SA, 2.63%(h)(i)		900	1,066,879

			1,355,706
Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd., 6.88%(c)(h)		220	203,290

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Agile Group Holdings Ltd., 10.22%(h)(i)	USD	300	$303,750

			507,040

Total Capital Trusts — 3.6% (Cost — $16,316,210)			16,075,296

Total Preferred Securities — 3.6%			16,075,296

U.S. Government Sponsored Agency Securities — 1.5%

Collateralized Mortgage Obligations — 1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes(c):
Series 2018-SPI1, Class M2, 3.75%, 02/25/48(a)		2,000	1,821,196
Series 2018-HQA1, Class M2, 4.52%, 09/25/30		2,000	2,024,822
Series 2018-DNA1, Class B1, 5.37%, 07/25/30		2,000	1,956,217

			5,802,235
Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2018-K73, Class B, 3.98%, 02/25/51(a)(c)		1,000	949,384

Total U.S. Government Sponsored Agency Securities — 1.5% (Cost — $6,674,308)			6,751,619

Total Long-Term Investments — 114.7% (Cost — $519,196,224)			511,362,719

Short-Term Securities — 1.9%

Foreign Agency Obligations — 0.7%
Egypt Treasury Bills(m):
16.90%, 12/04/18	EGP	30,600	1,654,837
17.00%, 12/04/18		30,600	1,654,837

Total Foreign Agency Obligations — 0.7% (Cost — $3,378,856)			3,309,674
		Shares
Short-Term Investment Fund — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(o)(p)		5,349,766	5,349,766

Total Short-Term Investment Fund — 1.2% (Cost — $5,349,766)			5,349,766

Total Short-Term Securities — 1.9% (Cost — $8,728,622)			8,659,440

Total Investments — 116.6% (Cost — $527,924,846)			520,022,159
Liabilities in Excess of Other Assets — (16.6)%			(74,012,774)

Net Assets — 100.0%			$446,009,385

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Perpetual security with no stated maturity date.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(n)	Zero-coupon bond.
(o)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust

(p)

During the period ended September 30, 2018, investments in issuers considered to be affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,349,766	5,349,766	$5,349,766	$636,591	—	—

(a)	Includes net capital gain distributions, if applicable

Currency Abbreviations

EUR	Euro
RUB	New Russian Ruble
USD	United States Dollar
ZAR	South African Rand
ARS	Argentine Peso
IDR	Indonesian Rupiah
Portfolio Abbreviations

ARS	Auction Rate Securities
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
OTC	Over-the-Counter
PIK	Payment-In-Kind
SPDR	Standard & Poor’s Depository Receipts

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.85%	07/10/18	Open	$2,132,130	$2,144,911	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/10/18	Open	2,136,160	2,148,965	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59	07/11/18	Open	1,890,000	1,899,951	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/11/18	Open	1,082,790	1,089,124	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.80	07/13/18	Open	1,682,500	1,692,034	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.80	07/13/18	Open	1,777,500	1,787,573	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/13/18	Open	1,067,380	1,073,547	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/13/18	Open	1,222,045	1,229,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/13/18	Open	1,142,505	1,149,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/13/18	Open	1,009,785	1,015,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/17/18	Open	1,239,000	1,245,121	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/17/18	Open	1,245,315	1,252,150	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.75)	07/18/18	Open	1,142,944	1,141,182	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	07/18/18	Open	868,750	871,429	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/18/18	Open	378,563	380,352	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.60	07/18/18	Open	952,500	957,101	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.70	07/18/18	Open	827,500	831,667	Corporate Bonds	Open/Demand

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.75%	07/19/18	Open	$1,695,000	$1,703,593	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/19/18	Open	1,875,000	1,884,695	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/30/18	Open	1,148,265	1,153,490	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	07/30/18	Open	1,068,925	1,073,789	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/02/18	Open	2,931,250	2,943,708	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/02/18	Open	1,852,500	1,860,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)	08/09/18	Open	135,300	135,202	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	08/09/18	Open	700,000	702,370	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/09/18	Open	548,158	550,215	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/09/18	Open	1,284,768	1,289,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/09/18	Open	741,375	744,158	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.55	08/10/18	Open	725,000	727,409	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/10/18	Open	1,158,395	1,162,745	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/10/18	Open	1,343,135	1,348,179	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/10/18	Open	1,003,100	1,006,867	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/10/18	Open	1,084,890	1,088,729	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/23/18	Open	1,047,675	1,050,626	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/23/18	Open	1,102,850	1,105,956	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/23/18	Open	1,060,960	1,063,948	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/23/18	Open	1,053,012	1,055,978	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/23/18	Open	1,105,650	1,108,764	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/27/18	Open	1,089,650	1,092,274	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/27/18	Open	1,161,826	1,164,624	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/27/18	Open	1,105,000	1,107,661	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/27/18	Open	1,034,158	1,036,648	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/30/18	Open	1,100,440	1,102,983	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/30/18	Open	1,102,200	1,104,747	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/30/18	Open	1,090,600	1,093,121	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	08/30/18	Open	1,110,550	1,113,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/07/18	Open	2,455,043	2,457,907	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/07/18	Open	916,700	917,903	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/07/18	Open	1,725,600	1,727,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/07/18	Open	855,400	856,672	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.90	09/07/18	Open	2,273,445	2,276,959	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.60	09/07/18	Open	1,742,000	1,744,388	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	09/07/18	Open	3,443,103	3,448,534	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/11/18	Open	1,725,000	1,727,444	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/11/18	Open	1,187,918	1,189,600	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/11/18	Open	1,077,098	1,078,623	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.90	09/24/18	Open	1,537,500	1,538,292	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.70	09/26/18	Open	292,500	292,580	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/28/18	Open	1,178,933	1,179,208	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/28/18	Open	1,131,780	1,132,044	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/28/18	Open	1,169,280	1,169,553	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/28/18	Open	978,750	978,978	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/28/18	Open	982,853	983,082	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/28/18	Open	1,120,000	1,120,261	Corporate Bonds	Open/Demand

Total				$81,049,902	$81,304,441

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
2-Year U.S. Treasury Note	789	12/31/18	$166,269	$(391,019)
5-Year U.S. Treasury Note	121	12/31/18	13,610	(92,783)

				(483,802)

Short Contracts:
10-Year U.S. Treasury Note	300	12/19/18	35,634	292,716
10-Year U.S. Ultra Long Treasury Note	346	12/19/18	43,596	581,229

				873,945

				$390,143

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,856,000	USD	16,045,248	UBS AG	10/04/18	$44,800
USD	15,504,550	EUR	13,306,000	Morgan Stanley & Co. International PLC	10/04/18	53,181
USD	696,887	EUR	600,000	State Street Bank and Trust Co.	10/04/18	147
USD	518,292	ARS	20,384,424	JPMorgan Chase Bank N.A.	10/16/18	33,875
USD	518,292	ARS	20,384,424	JPMorgan Chase Bank N.A.	10/16/18	33,875
USD	518,292	ARS	20,306,681	Morgan Stanley & Co. International PLC	10/16/18	35,723
USD	530,999	ARS	20,868,261	Morgan Stanley & Co. International PLC	10/16/18	35,084
USD	139,890	IDR	2,046,314,170	Citibank N.A.	12/14/18	4,194

						240,879

USD	890,583	RUB	59,865,000	JPMorgan Chase Bank N.A.	10/19/18	(21,605)
USD	16,085,375	EUR	13,856,000	UBS AG	11/05/18	(44,875)
USD	1,585,500	ZAR	24,790,436	Bank of America N.A.	11/13/18	(157,854)

						(224,334)

	Net Unrealized Appreciation					$16,545

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.	5.00%	Quarterly	6/20/23	BBB-	USD	12,500	$995,960	$899,950	$96,010

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	10,000	$(592,661)	$(1,126,286)	533,625
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	9/17/58	BBB-	USD	10,000	(592,661)	(1,288,920)	696,259
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	15,000	(888,991)	(1,118,550)	229,559

								$(2,074,313)	$(3,533,756)	$1,459,443

(a)	Using Standard & Poor’s (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$131,947,506	$10,562,621	$142,510,127
Corporate Bonds	—	170,253,156	—	170,253,156
Floating Rate Loan Interests	—	36,515,212	44,669,540	81,184,752
Foreign Agency Obligations	—	36,822,770	—	36,822,770
Investment Companies	5,837,937	—	—	5,837,937
Non-Agency Mortgage-Backed Securities	—	51,927,062	—	51,927,062
Preferred Securities	—	16,075,296	—	16,075,296
U.S. Government Sponsored Agency Securities	—	6,751,619	—	6,751,619
Short-Term Securities:
Foreign Agency Obligations	—	3,309,674	—	3,309,674
Money Market Fund	5,349,766	—	—	5,349,766

Subtotal	$11,187,703	$453,602,295	$55,232,161	$520,022,159

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$873,945	$—	$—	$873,945
Forward foreign currency contracts	—	240,879	—	240,879
Credit contracts	—	1,555,453	—	1,555,453
Liabilities:
Interest rate contracts	(483,802)	—	—	(483,802)
Forward foreign currency contracts	—	(224,334)	—	(224,334)

	$390,143	$1,571,998	$—	$1,962,141

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts .Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.

During the period ended September 30, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of February 22, 2018(a)	$—	$—	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	25,816	—	25,816
Net realized gain (loss)	3,048	1,184	4,232
Net change in unrealized appreciation (depreciation)(b)(c)	2,871	150,925	153,796
Purchases	11,417,192	45,289,431	56,706,623
Sales	(886,306)	(772,000)	(1,658,306)

Closing Balance, as of September 30, 2018	$10,562,621	$44,669,540	$55,232,161

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(c)	$2,871	$150,925	$153,796

(a)	Commencement of operations.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Multi-Sector Opportunities Trust

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $35,987,361. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approch	Unobservable Inputs		Range of unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$19,244,800	Income	Discount Rate	(a)	10%

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

17

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Opportunities Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Opportunities Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Opportunities Trust

Date: November 19, 2018

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Opportunities Trust

Date: November 19, 2018